Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Deferred income tax (expense) benefit	$ (3,159)	$ (3,693)	$ (4,966)	$ 262	$ (386)	$ 15,376	$ (1,502)